Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Accounts Payable And Accrued Liabilities Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Payroll payable	25,762	48,339	7,408
Interest payable	8,472	14,639	2,244
Deferred government grants	4,092	8,629	1,322
Other tax and surcharges payable	23,510	28,904	4,430
Accrued expenses	52,485	52,768	8,087
Others	15,351	58,270	8,930
	129,672	211,549	32,421